UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investors Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: December 31

Date of reporting period: March 31, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS INCOME TRUST

LEGG MASON PARTNERS GLOBAL HIGH YIELD BOND FUND

FORM N-Q

MARCH 31, 2009

LEGG MASON PARTNERS GLOBAL HIGH YIELD BOND FUND

Schedule of Investments (unaudited)	March 31, 2009

FACE AMOUNT†		SECURITY	VALUE
CORPORATE BONDS & NOTES - 83.5%
CONSUMER DISCRETIONARY - 14.1%
Auto Components - 0.5%
		Allison Transmission Inc., Senior Notes:
110,000		11.000% due 11/1/15 (a)	$52,800
2,260,000		11.250% due 11/1/15 (a)(b)	915,300
3,068,000	EUR	Europcar Groupe SA, Senior Secured Subordinated Bonds, 5.459% due 5/15/13 (a)(c)	997,266
540,000		Keystone Automotive Operations Inc., Senior Subordinated Notes, 9.750% due 11/1/13	108,000
		Visteon Corp., Senior Notes:
651,000		8.250% due 8/1/10	35,805
5,786,000		12.250% due 12/31/16 (a)	318,230

		Total Auto Components	2,427,401

Automobiles - 0.4%
690,000		Ford Motor Co., Notes, 7.450% due 7/16/31	222,525
		General Motors Corp.:
3,170,000		Notes, 7.200% due 1/15/11	523,050
8,270,000		Senior Debentures, 8.375% due 7/15/33	1,033,750

		Total Automobiles	1,779,325

Diversified Consumer Services - 1.0%
		Education Management LLC/Education Management Finance Corp.:
100,000		Senior Notes, 8.750% due 6/1/14	95,000
3,895,000		Senior Subordinated Notes, 10.250% due 6/1/16	3,661,300
		Service Corp. International, Senior Notes:
555,000		7.625% due 10/1/18	480,075
1,255,000		7.500% due 4/1/27	928,700

		Total Diversified Consumer Services	5,165,075

Hotels, Restaurants & Leisure - 2.8%
		Boyd Gaming Corp., Senior Subordinated Notes:
285,000		6.750% due 4/15/14	166,725
780,000		7.125% due 2/1/16	425,100
3,125,000		Buffets Inc., Senior Notes, 12.500% due 11/1/14 (d)(e)	15,937
4,285,000		Caesars Entertainment Inc., Senior Subordinated Notes, 8.125% due 5/15/11	1,414,050
755,000		Carrols Corp., Senior Subordinated Notes, 9.000% due 1/15/13	653,075
512,000		Choctaw Resort Development Enterprise, Senior Notes, 7.250% due 11/15/19 (a)	148,480
2,375,000		Denny’s Holdings Inc., Senior Notes, 10.000% due 10/1/12	2,066,250
2,000,000		Downstream Development Quapaw, Senior Notes, 12.000% due 10/15/15 (a)	530,000
1,910,000		El Pollo Loco Inc., Senior Notes, 11.750% due 11/15/13	1,403,850
2,650,000		Indianapolis Downs LLC & Capital Corp., Senior Secured Notes, 11.000% due 11/1/12 (a)	1,431,000
4,855,000		Inn of the Mountain Gods Resort & Casino, Senior Notes, 12.000% due 11/15/10	534,050
		MGM MIRAGE Inc.:
1,785,000		Notes, 6.750% due 9/1/12	633,675
1,370,000		Senior Notes, 8.500% due 9/15/10	568,550
800,000		Mohegan Tribal Gaming Authority, Senior Subordinated Notes, 6.375% due 7/15/09	660,000
1,545,000		Sbarro Inc., Senior Notes, 10.375% due 2/1/15	579,375
1,285,000		Snoqualmie Entertainment Authority, Senior Secured Notes, 5.384% due 2/1/14 (a)(c)	327,675
		Station Casinos Inc., Senior Notes:
1,295,000		6.000% due 4/1/12 (d)(e)	330,225
3,765,000		7.750% due 8/15/16 (d)(e)	884,775

See Notes to Schedule of Investments.

LEGG MASON PARTNERS GLOBAL HIGH YIELD BOND FUND

Schedule of Investments (unaudited) (continued)	March 31, 2009

FACE AMOUNT†		SECURITY	VALUE
Hotels, Restaurants & Leisure - 2.8% (continued)
2,155,000		Turning Stone Casino Resort Enterprise, Senior Notes, 9.125% due 12/15/10 (a)	$1,691,675

		Total Hotels, Restaurants & Leisure	14,464,467

Household Durables - 1.3%
1,515,000		K Hovnanian Enterprises Inc., Senior Notes, 11.500% due 5/1/13	1,062,394
3,230,000		Norcraft Cos. LP/Norcraft Finance Corp., Senior Subordinated Notes, 9.000% due 11/1/11	2,761,650
3,665,000		Norcraft Holdings LP/Norcraft Capital Corp., Senior Discount Notes, 9.750% due 9/1/12	2,913,675

		Total Household Durables	6,737,719

Internet & Catalog Retail - 0.3%
240,000		Expedia Inc., Senior Notes, 8.500% due 7/1/16 (a)	205,200
1,580,000		Ticketmaster, Senior Notes, 10.750% due 8/1/16 (a)	1,082,300

		Total Internet & Catalog Retail	1,287,500

Leisure Equipment & Products - 0.1%
2,423,000	EUR	Carlson Wagonlit BV, Senior Notes, 7.851% due 5/1/15 (a)(c)	498,281

Media - 5.4%
		Affinion Group Inc.:
515,000		Senior Notes, 10.125% due 10/15/13	393,975
5,121,000		Senior Subordinated Notes, 11.500% due 10/15/15	3,200,625
8,693,000		CCH I LLC/CCH I Capital Corp., Senior Secured Notes, 11.000% due 10/1/15 (d)(e)	977,963
1,699,000		CCH II LLC/CCH II Capital Corp., Senior Notes, 10.250% due 10/1/13 (d)(e)	1,520,605
3,315,000		Cengage Learning Acquisitions Inc., Senior Subordinated Notes, step bond to yield 13.328% due 7/15/15 (a)	1,309,425
1,010,000		Charter Communications Holdings LLC, Senior Discount Notes, 12.125% due 1/15/12 (d)(e)(f)	10,100
1,050,000		Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp., Senior Discount Notes, 11.750% due 5/15/11 (d)(e)	11,813
4,760,000		Charter Communications Inc., Senior Secured Notes, 10.875% due 9/15/14 (a)(d)(e)	4,641,000
39,000		CMP Susquehanna Corp., 9.875% due 5/15/14 (f)	17,199
1,155,000		CSC Holdings Inc., Senior Notes, 6.750% due 4/15/12	1,117,462
2,230,000		DIRECTV Holdings LLC/DIRECTV Financing Co. Inc., Senior Notes, 8.375% due 3/15/13	2,266,237
		DISH DBS Corp., Senior Notes:
150,000		7.000% due 10/1/13	139,875
1,370,000		6.625% due 10/1/14	1,229,575
1,225,000		7.750% due 5/31/15	1,133,125
		Globo Communicacoes e Participacoes SA:
2,665,000		Bonds, 7.250% due 4/26/22 (a)	2,305,225
120,000		Senior Bonds, 7.250% due 4/26/22 (a)	103,800
3,960,000		Idearc Inc., Senior Notes, 8.000% due 11/15/16 (d)	123,750
1,940,000	EUR	Kabel Deutschland GmbH, Senior Notes, 10.750% due 7/1/14	2,586,766
130,000		R.H. Donnelley Corp., Senior Discount Notes, 6.875% due 1/15/13	7,800
610,000		R.H. Donnelley Inc., Senior Notes, 11.750% due 5/15/15 (a)	82,350
1,825,000		Sun Media Corp., Senior Notes, 7.625% due 2/15/13	1,049,375
620,000		Univision Communications Inc., Senior Notes, 7.850% due 7/15/11	399,900
2,500,000	EUR	UPC Holding BV, Senior Notes, 8.000% due 11/1/16 (a)	2,570,580

		Total Media	27,198,525

Multiline Retail - 1.2%
		Dollar General Corp.:
2,265,000		Senior Notes, 10.625% due 7/15/15	2,270,662

See Notes to Schedule of Investments.

LEGG MASON PARTNERS GLOBAL HIGH YIELD BOND FUND

Schedule of Investments (unaudited) (continued)	March 31, 2009

FACE AMOUNT†		SECURITY	VALUE
Multiline Retail - 1.2% (continued)
682,000		Senior Subordinated Notes, 11.875% due 7/15/17 (b)	$673,475
		Neiman Marcus Group Inc.:
5,010,000		Senior Notes, 9.000% due 10/15/15 (b)	1,634,513
20,000		Senior Secured Notes, 7.125% due 6/1/28	8,100
70,000		Senior Subordinated Notes, 10.375% due 10/15/15	22,750
1,800,000		Parkson Retail Group Ltd., Senior Bonds, 7.875% due 11/14/11	1,665,000

		Total Multiline Retail	6,274,500

Specialty Retail - 0.8%
2,900,000		Blockbuster Inc., Senior Subordinated Notes, 9.000% due 9/1/12	1,319,500
3,550,000	EUR	Edcon Proprietary Ltd., Senior Notes, 4.900% due 6/15/14 (a)(c)	1,789,787
700,000		Eye Care Centers of America, Senior Subordinated Notes, 10.750% due 2/15/15	640,500
1,479,000		Flooring America Inc., Senior Notes, 9.250% due 10/15/07 (d)(e)(f)	0
958,000		Michaels Stores Inc., Senior Notes, 10.000% due 11/1/14	456,247

		Total Specialty Retail	4,206,034

Textiles, Apparel & Luxury Goods - 0.3%
1,975,000		Oxford Industries Inc., Senior Notes, 8.875% due 6/1/11	1,451,625

		TOTAL CONSUMER DISCRETIONARY	71,490,452

CONSUMER STAPLES - 2.3%
Food & Staples Retailing - 0.1%
441,000		Delhaize America Inc., Debentures, 9.000% due 4/15/31	469,875

Food Products - 1.2%
1,900,000		Ciliandra Perkasa Finance Co. Pte Ltd., Senior Notes, 10.750% due 12/8/11 (a)	1,436,229
		Dole Food Co. Inc., Senior Notes:
2,290,000		7.250% due 6/15/10	2,118,250
1,856,000		8.875% due 3/15/11	1,591,520
970,000		13.875% due 3/15/14 (a)	948,175

		Total Food Products	6,094,174

Household Products - 0.5%
615,000		American Achievement Corp., Senior Subordinated Notes, 8.250% due 4/1/12 (a)	448,950
2,355,000		Visant Holding Corp., Senior Notes, 8.750% due 12/1/13	2,154,825

		Total Household Products	2,603,775

Tobacco - 0.5%
		Alliance One International Inc., Senior Notes:
1,875,000		8.500% due 5/15/12	1,603,125
990,000		11.000% due 5/15/12	925,650

		Total Tobacco	2,528,775

		TOTAL CONSUMER STAPLES	11,696,599

ENERGY - 12.1%
Energy Equipment & Services - 0.6%
900,000		Complete Production Services Inc., Senior Notes, 8.000% due 12/15/16	576,000
720,000		GulfMark Offshore Inc., Senior Subordinated Notes, 7.750% due 7/15/14	536,400
1,465,000		Key Energy Services Inc., Senior Notes, 8.375% due 12/1/14	930,275
1,330,000		Sonat Inc., Notes, 7.625% due 7/15/11	1,291,520

		Total Energy Equipment & Services	3,334,195

Oil, Gas & Consumable Fuels - 11.5%
2,740,000		Atlas Pipeline Partners LP, Senior Notes, 8.750% due 6/15/18	1,548,100
5,492,000		Belden & Blake Corp., Secured Notes, 8.750% due 7/15/12	3,844,400

See Notes to Schedule of Investments.

LEGG MASON PARTNERS GLOBAL HIGH YIELD BOND FUND

Schedule of Investments (unaudited) (continued)	March 31, 2009

FACE AMOUNT†	SECURITY	VALUE
Oil, Gas & Consumable Fuels - 11.5% (continued)
	Chesapeake Energy Corp., Senior Notes:
2,385,000	9.500% due 2/15/15	$2,331,337
670,000	6.375% due 6/15/15	567,825
65,000	6.625% due 1/15/16	54,438
1,395,000	6.250% due 1/15/18	1,095,075
1,140,000	7.250% due 12/15/18	941,925
1,100,000	Compagnie Generale de Geophysique SA, Senior Notes, 7.500% due 5/15/15	874,500
5,751,045	Corral Petroleum Holdings AB, Senior Secured Subordinated Bonds, 6.094% due 4/15/10 (a)(b)(c)	2,674,236
	Costilla Energy Inc.:
4,000,000	Senior Notes, 10.250% due 10/1/06 (d)(e)(f)	0
1,000,000	Senior Subordinated Notes, 10.250% due 10/1/06 (d)(e)(f)	0
	El Paso Corp.:
	Medium-Term Notes:
245,000	7.375% due 12/15/12	228,969
3,240,000	7.800% due 8/1/31	2,437,131
1,000,000	7.750% due 1/15/32	750,037
975,000	Notes, 7.875% due 6/15/12	932,251
1,300,000	Senior Notes, 8.250% due 2/15/16	1,222,000
	Enterprise Products Operating LLP:
2,250,000	Junior Subordinated Notes, 8.375% due 8/1/66 (c)	1,509,309
815,000	Subordinated Notes, 7.034% due 1/15/68 (c)	510,094
4,610,000	EXCO Resources Inc., Senior Notes, 7.250% due 1/15/11	3,595,800
1,990,000	Forest Oil Corp., Senior Notes, 8.500% due 2/15/14 (a)	1,855,675
1,000,000	Indo Integrated Energy BV, Senior Subordinated Notes, 8.500% due 6/1/12	763,522
3,795,000	International Coal Group Inc., Senior Notes, 10.250% due 7/15/14	2,447,775
1,360,000	KazMunaiGaz Finance Sub B.V., Senior Notes, 8.375% due 7/2/13 (a)	1,162,338
1,720,000	MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Senior Notes, 8.750% due 4/15/18	1,208,300
	OPTI Canada Inc., Senior Secured Notes:
695,000	7.875% due 12/15/14	307,538
830,000	8.250% due 12/15/14	375,575
2,175,000	Parallel Petroleum Corp., Senior Notes, 10.250% due 8/1/14	1,250,625
950,000	Peabody Energy Corp., Senior Notes, 6.875% due 3/15/13	931,000
	Petrohawk Energy Corp., Senior Notes:
1,760,000	9.125% due 7/15/13	1,698,400
610,000	7.875% due 6/1/15 (a)	539,850
	Petroplus Finance Ltd., Senior Notes:
1,215,000	6.750% due 5/1/14 (a)	905,175
390,000	7.000% due 5/1/17 (a)	282,750
1,040,000	Plains Exploration & Production Co., Senior Notes, 10.000% due 3/1/16	988,000
1,880,000	Quicksilver Resources Inc., Senior Notes, 8.250% due 8/1/15	1,222,000
9,500,000	SandRidge Energy Inc., Senior Notes, 8.625% due 4/1/15 (b)	6,222,500
5,660,000	SemGroup LP, Senior Notes, 8.750% due 11/15/15 (a)(d)(e)	226,400
1,610,000	Southwestern Energy Co., Senior Notes, 7.500% due 2/1/18 (a)	1,561,700
536,000	Stone Energy Corp., Senior Subordinated Notes, 6.750% due 12/15/14	214,400
550,000	Targa Resources Partners LP, Senior Notes, 8.250% due 7/1/16 (a)	401,500
900,000	Teekay Corp., Senior Notes, 8.875% due 7/15/11	868,500
310,000	Tennessee Gas Pipeline Co., Senior Notes, 8.000% due 2/1/16 (a)	311,550
2,450,000	VeraSun Energy Corp., Senior Notes, 9.375% due 6/1/17 (d)	134,750
2,470,000	W&T Offshore Inc., Senior Notes, 8.250% due 6/15/14 (a)	1,593,150
	Whiting Petroleum Corp., Senior Subordinated Notes:
1,650,000	7.250% due 5/1/12	1,365,375
2,155,000	7.000% due 2/1/14	1,627,025

See Notes to Schedule of Investments.

LEGG MASON PARTNERS GLOBAL HIGH YIELD BOND FUND

Schedule of Investments (unaudited) (continued)	March 31, 2009

FACE AMOUNT†		SECURITY	VALUE
Oil, Gas & Consumable Fuels - 11.5% (continued)
2,995,000		Williams Cos. Inc., Notes, 8.750% due 3/15/32	$2,724,264

		Total Oil, Gas & Consumable Fuels	58,307,064

		TOTAL ENERGY	61,641,259

FINANCIALS - 12.1%
Capital Markets - 0.3%
1,820,000		Morgan Stanley Bank AG for OAO Gazprom, Loan Participation Notes, 9.625% due 3/1/13 (a)	1,754,116

Commercial Banks - 2.2%
		ATF Capital BV:
1,000,000		Notes, 9.250% due 2/21/14 (a)	425,000
4,355,000		Senior Notes, 9.250% due 2/21/14 (a)	1,829,100
		RSHB Capital, Loan Participation Notes:
1,960,000		Secured Notes, 7.125% due 1/14/14 (a)	1,547,577
330,000		Senior Notes, 6.299% due 5/15/17 (a)	235,950
		Senior Secured Notes:
1,770,000		7.175% due 5/16/13 (a)	1,492,199
4,855,000		6.299% due 5/15/17 (a)	3,384,420
		TuranAlem Finance BV, Bonds:
2,995,000		8.250% due 1/22/37 (a)	628,950
2,240,000		8.250% due 1/22/37 (a)	504,000
1,505,000		Wells Fargo Capital XV, Junior Subordinated Notes, 9.750% due 9/26/44 (c)	1,099,550

		Total Commercial Banks	11,146,746

Consumer Finance - 4.9%
		FMG Finance Pty Ltd.:
1,100,000	EUR	Senior Secured Bonds, 9.750% due 9/1/13 (a)	1,131,055
2,045,000		Senior Secured Notes, 10.625% due 9/1/16 (a)	1,728,025
		Ford Motor Credit Co., Senior Notes:
1,215,000		4.010% due 1/13/12 (c)	766,969
18,410,000		12.000% due 5/15/15	13,964,850
2,180,000	EUR	GMAC International Finance BV, Euro Medium-Term Notes, 5.750% due 5/21/10	2,241,546
		GMAC LLC:
		Senior Notes:
1,759,000		7.500% due 12/31/13 (a)	846,202
5,832,000		8.000% due 11/1/31 (a)	2,810,382
337,000		Subordinated Notes, 8.000% due 12/31/18 (a)	97,929
1,970,000		SLM Corp., Senior Notes, 1.319% due 7/26/10 (c)	1,398,917

		Total Consumer Finance	24,985,875

Diversified Financial Services - 3.8%
1,804,080	EUR	Boats Investments (Netherlands) BV, Secured Notes, 9.038% due 12/15/15 (b)(c)(f)	335,099
2,260,000		CCM Merger Inc., Notes, 8.000% due 8/1/13 (a)(e)	937,900
3,441,000		CDX North America High Yield, 8.875% due 6/29/13 (a)	2,752,800
		Fresenius U.S. Finance II Inc., Senior Notes:
171,000	EUR	8.750% due 7/15/15 (a)	235,382
2,100,000		9.000% due 7/15/15 (a)	2,194,500
1,000,000		Galaxy Entertainment Finance Co. Ltd., Senior Notes, 7.323% due 12/15/10 (a)(c)	805,000
310,000		Indosat Finance Co. BV, Senior Bonds, 7.750% due 11/5/10 (a)	300,201
2,285,000		JPMorgan Chase & Co., Junior Subordinated Notes, 7.900% due 4/30/18 (c)(g)	1,471,428
		Leucadia National Corp., Senior Notes:
2,070,000		8.125% due 9/15/15	1,648,237

See Notes to Schedule of Investments.

LEGG MASON PARTNERS GLOBAL HIGH YIELD BOND FUND

Schedule of Investments (unaudited) (continued)	March 31, 2009

FACE AMOUNT†	SECURITY	VALUE
Diversified Financial Services - 3.8% (continued)
770,000	7.125% due 3/15/17	$531,300
1,050,000	Matahari Finance BV, Senior Bonds, 9.500% due 10/6/09 (f)	1,002,750
	TNK-BP Finance SA, Senior Notes:
4,440,000	7.500% due 7/18/16 (a)	3,152,400
190,000	7.500% due 7/18/16 (a)	138,700
692,000	7.875% due 3/13/18 (a)	487,860
1,245,000	Vanguard Health Holdings Co., I LLC, Senior Discount Notes, step bond to yield 9.504% due 10/1/15	1,039,575
2,500,000	Vanguard Health Holdings Co., II LLC, Senior Subordinated Notes, 9.000% due 10/1/14	2,218,750

	Total Diversified Financial Services	19,251,882

Insurance - 0.1%
4,540,000	American International Group Inc., Junior Subordinated Debentures, 8.175% due 5/15/58 (a)(c)	386,922

Real Estate Investment Trusts (REITs) - 0.2%
140,000	Forest City Enterprises Inc., Senior Notes, 7.625% due 6/1/15	60,900
530,000	Host Hotels & Resorts, LP, Senior Notes, 6.375% due 3/15/15	394,850
835,000	Ventas Realty LP/Ventas Capital Corp., Senior Notes, 6.500% due 6/1/16	726,450

	Total Real Estate Investment Trusts (REITs)	1,182,200

Real Estate Management & Development - 0.6%
1,000,000	Agile Property Holdings Ltd., Senior Bonds, 9.000% due 9/22/13 (a)	711,699
1,133,600	Ashton Woods USA LLC, Ashton Woods Finance Co., Senior Subordinated Notes, step bond to yield 16.209% due 6/30/15 (a)(e)(f)	427,505
	Realogy Corp.:
3,550,000	Senior Notes, 10.500% due 4/15/14	1,011,750
3,305,000	Senior Subordinated Notes, 12.375% due 4/15/15	578,375
293,868	Senior Toggle Notes, 11.000% due 4/15/14 (b)	49,958

	Total Real Estate Management & Development	2,779,287

	TOTAL FINANCIALS	61,487,028

HEALTH CARE - 6.7%
Health Care Equipment & Supplies - 0.6%
3,810,000	Biomet Inc., Senior Notes, 10.375% due 10/15/17 (b)	3,238,500

Health Care Providers & Services - 6.1%
1,230,000	Community Health Systems Inc., Senior Notes, 8.875% due 7/15/15	1,168,500
5,005,000	CRC Health Corp., Senior Subordinated Notes, 10.750% due 2/1/16	3,178,175
3,000,000	DaVita Inc., Senior Notes, 6.625% due 3/15/13	2,925,000
	HCA Inc.:
2,420,000	Debentures, 7.500% due 12/15/23	1,294,294
7,000,000	Senior Secured Notes, 9.625% due 11/15/16 (b)	5,600,000
4,130,000	IASIS Healthcare LLC/IASIS Capital Corp., Senior Subordinated Notes, 8.750% due 6/15/14	3,902,850
	Tenet Healthcare Corp., Senior Notes:
2,310,000	7.375% due 2/1/13	1,848,000
685,000	9.875% due 7/1/14	537,725
2,327,000	9.000% due 5/1/15 (a)	2,257,190
2,872,000	10.000% due 5/1/18 (a)	2,793,020
	Universal Hospital Services Inc., Senior Secured Notes:
1,015,000	5.943% due 6/1/15 (c)	740,950
970,000	8.500% due 6/1/15 (b)	868,150
6,160,000	US Oncology Holdings Inc., Senior Notes, 6.904% due 3/15/12 (b)(c)	3,726,800

	Total Health Care Providers & Services	30,840,654

See Notes to Schedule of Investments.

LEGG MASON PARTNERS GLOBAL HIGH YIELD BOND FUND

Schedule of Investments (unaudited) (continued)	March 31, 2009

FACE AMOUNT†		SECURITY	VALUE
Pharmaceuticals - 0.0%
8,815,000		Leiner Health Products Inc., Senior Subordinated Notes, 11.000% due 6/1/12 (d)(e)	$44,075

		TOTAL HEALTH CARE	34,123,229

INDUSTRIALS - 8.9%
Aerospace & Defense - 0.7%
1,400,000	EUR	Bombardier Inc., Senior Notes, 7.250% due 11/15/16 (a)	1,235,205
		Hawker Beechcraft Acquisition Co., Senior Notes:
1,630,000		8.500% due 4/1/15	423,800
9,955,000		8.875% due 4/1/15 (b)	1,169,712
770,000		L-3 Communications Corp., Senior Subordinated Notes, 5.875% due 1/15/15	718,025

		Total Aerospace & Defense	3,546,742

Air Freight & Logistics - 0.2%
1,150,000		TGI International Ltd., Senior Notes, 9.500% due 10/3/17 (a)	994,750

Airlines - 0.6%
1,595,000		Continental Airlines Inc., Pass-Through Certificates, 7.339% due 4/19/14	996,875
3,525,000		DAE Aviation Holdings Inc., Senior Notes, 11.250% due 8/1/15 (a)	898,875
1,788,260		Delta Air Lines Inc., Pass Through Certificates, 8.954% due 8/10/14 (f)	1,064,015

		Total Airlines	2,959,765

Building Products - 0.9%
1,500,000		Asia Aluminum Holdings Ltd., Senior Secured Bonds, 8.000% due 12/23/11 (a)(d)	112,500
		Associated Materials Inc.:
2,265,000		Senior Discount Notes, 11.250% due 3/1/14	690,825
3,685,000		Senior Subordinated Notes, 9.750% due 4/15/12	2,929,575
1,280,000		Nortek Inc., Senior Secured Notes, 10.000% due 12/1/13	540,800
4,445,000		NTK Holdings Inc., Senior Discount Notes, step bond to yield 12.362% due 3/1/14	288,925

		Total Building Products	4,562,625

Commercial Services & Supplies - 3.0%
8,236,000		DynCorp International LLC/DIV Capital Corp., Senior Subordinated Notes, 9.500% due 2/15/13	7,762,430
2,095,000		Interface Inc., Senior Subordinated Notes, 9.500% due 2/1/14	1,497,925
875,000	EUR	ISS Global A/S, Euro Medium-Term Notes, 4.750% due 9/18/10	1,015,794
4,090,000		Rental Services Corp., Senior Notes, 9.500% due 12/1/14	2,024,550
		US Investigations Services Inc., Senior Subordinated Notes:
310,000		10.500% due 11/1/15 (a)	237,925
3,695,000		11.750% due 5/1/16 (a)	2,660,400

		Total Commercial Services & Supplies	15,199,024

Construction & Engineering - 0.5%
1,480,000		CSC Holdings Inc., Senior Notes, 8.500% due 6/15/15 (a)	1,454,100
1,250,000		Odebrecht Finance Ltd., Senior Notes, 7.500% due 10/18/17 (a)	1,075,000

		Total Construction & Engineering	2,529,100

Electrical Equipment - 0.0%
520,000		Sensata Technologies B.V., Senior Notes, 8.000% due 5/1/14	158,600

Machinery - 0.3%
1,420,000		American Railcar Industries Inc., Senior Notes, 7.500% due 3/1/14	994,000
530,000		Terex Corp., Senior Subordinated Notes, 8.000% due 11/15/17	431,950

		Total Machinery	1,425,950

See Notes to Schedule of Investments.

LEGG MASON PARTNERS GLOBAL HIGH YIELD BOND FUND

Schedule of Investments (unaudited) (continued)	March 31, 2009

FACE AMOUNT†		SECURITY	VALUE
Road & Rail - 1.7%
6,465,000		Hertz Corp., Senior Subordinated Notes, 10.500% due 1/1/16	$2,844,600
		Kansas City Southern de Mexico, Senior Notes:
4,486,000		9.375% due 5/1/12	4,104,690
1,030,000		7.625% due 12/1/13	839,450
1,105,000		7.375% due 6/1/14	878,475
180,000		Kansas City Southern Railway, Senior Notes, 13.000% due 12/15/13	184,500

		Total Road & Rail	8,851,715

Trading Companies & Distributors - 0.7%
1,070,000		Ashtead Capital Inc., Notes, 9.000% due 8/15/16 (a)	615,250
505,000		Ashtead Holdings PLC, Senior Secured Notes, 8.625% due 8/1/15 (a)	290,375
2,205,000		H&E Equipment Services Inc., Senior Notes, 8.375% due 7/15/16	1,400,175
4,320,000		Penhall International Corp., Senior Secured Notes, 12.000% due 8/1/14 (a)(e)	1,425,600

		Total Trading Companies & Distributors	3,731,400

Transportation Infrastructure - 0.3%
		Swift Transportation Co., Senior Secured Notes:
3,455,000		8.984% due 5/15/15 (a)(c)	777,375
2,170,000		12.500% due 5/15/17 (a)	488,250

		Total Transportation Infrastructure	1,265,625

		TOTAL INDUSTRIALS	45,225,296

INFORMATION TECHNOLOGY - 1.2%
Electronic Equipment, Instruments & Components - 0.0%
180,000		NXP BV/NXP Funding LLC, Senior Secured Notes, 3.844% due 10/15/13 (c)	31,050

IT Services - 0.4%
2,300,000		Ceridian Corp., Senior Notes, 12.250% due 11/15/15 (b)	885,500
2,160,000		First Data Corp., Senior Notes, 9.875% due 9/24/15 (a)	1,274,400

		Total IT Services	2,159,900

Semiconductors & Semiconductor Equipment - 0.4%
		Freescale Semiconductor Inc.:
		Senior Notes:
1,480,000		8.875% due 12/15/14	318,200
530,000		9.125% due 12/15/14 (b)	42,400
465,000		Senior Subordinated Notes, 10.125% due 12/15/16	86,025
1,000,000	EUR	Sensata Technologies BV, Senior Subordinated Notes, 9.000% due 5/1/16	205,646
1,500,000		STATS ChipPAC Ltd., Senior Notes, 7.500% due 7/19/10	1,385,625

		Total Semiconductors & Semiconductor Equipment	2,037,896

Software - 0.4%
2,910,000		Activant Solutions Inc., Senior Subordinated Notes, 9.500% due 5/1/16	1,796,925

		TOTAL INFORMATION TECHNOLOGY	6,025,771

MATERIALS - 8.8%
Chemicals - 1.0%
1,500,000	EUR	Cognis GmbH, Senior Secured Bonds, 3.650% due 9/15/13 (a)(c)	1,333,384
5,460,000		Georgia Gulf Corp., Senior Notes, 10.750% due 10/15/16 (d)(e)	409,500
390,000		Huntsman International LLC, Senior Subordinated Notes, 7.875% due 11/15/14	161,850
2,775,000		Methanex Corp., Senior Notes, 8.750% due 8/15/12 (f)	2,646,368
230,000		Westlake Chemical Corp., Senior Notes, 6.625% due 1/15/16	162,150

		Total Chemicals	4,713,252

Containers & Packaging - 1.2%
1,000,000	EUR	Ardagh Glass Finance PLC, Senior Bonds, 7.125% due 6/15/17 (a)	922,092

See Notes to Schedule of Investments.

LEGG MASON PARTNERS GLOBAL HIGH YIELD BOND FUND

Schedule of Investments (unaudited) (continued)	March 31, 2009

FACE AMOUNT†		SECURITY	VALUE
Containers & Packaging - 1.2% (continued)
70,000		Berry Plastics Holding Corp., Second Priority Senior Secured Notes, 8.875% due 9/15/14	$39,550
2,000,000	EUR	Clondalkin Acquisition BV, Senior Secured Bonds, 3.650% due 12/15/13 (a)(c)	1,684,974
370,000		Graham Packaging Co. Inc., Senior Subordinated Notes, 9.875% due 10/15/14	240,500
1,000,000	EUR	Impress Holdings BV, Senior Bonds, 5.737% due 9/15/13 (a)(c)	1,028,232
590,000		Plastipak Holdings Inc., Senior Notes, 8.500% due 12/15/15 (a)	415,950
2,150,000		Radnor Holdings Inc., Senior Notes, 11.000% due 3/15/10 (d)(e)(f)	0
2,460,000		Solo Cup Co., Senior Subordinated Notes, 8.500% due 2/15/14	1,808,100

		Total Containers & Packaging	6,139,398

Metals & Mining - 3.8%
2,000,000		CII Carbon LLC, Senior Subordinated Notes, 11.125% due 11/15/15 (a)	1,190,000
4,260,000		Evraz Group SA, Notes, 8.875% due 4/24/13 (a)	2,750,298
3,745,000		Metals USA Inc., Senior Secured Notes, 11.125% due 12/1/15	2,265,725
5,715,000		Noranda Aluminium Acquisition Corp., Senior Notes, 6.595% due 5/15/15 (b)(c)	1,800,225
4,815,000		Novelis Inc., Senior Notes, 7.250% due 2/15/15	1,950,075
5,508,000		Ryerson Inc., Senior Secured Notes, 12.250% due 11/1/15 (a)	3,153,330
5,235,000		Vale Overseas Ltd., Notes, 6.875% due 11/21/36	4,546,802
		Vedanta Resources PLC, Senior Notes:
2,250,000		8.750% due 1/15/14 (a)	1,653,750
175,000		8.750% due 1/15/14 (a)	130,375

		Total Metals & Mining	19,440,580

Paper & Forest Products - 2.8%
		Abitibi-Consolidated Co. of Canada:
3,623,000		Senior Notes, 15.500% due 7/15/10 (a)(d)(e)	561,565
5,620,000		Senior Secured Notes, 13.750% due 4/1/11 (a)(d)(e)	4,861,300
		Appleton Papers Inc.:
235,000		Senior Notes, 8.125% due 6/15/11	142,762
5,170,000		Senior Subordinated Notes, 9.750% due 6/15/14	956,450
2,000,000	EUR	Lecta SA, Senior Secured Notes, 4.568% due 2/15/14 (a)(c)	981,796
2,800,000	EUR	M-real Oyj, Senior Notes, 6.525% due 12/15/10 (c)	1,783,153
		NewPage Corp., Senior Secured Notes:
4,615,000		7.420% due 5/1/12 (c)	1,499,875
1,015,000		10.000% due 5/1/12	357,787
1,787,709		Newpage Holding Corp., Senior Notes, 10.265% due 11/1/13 (b)(c)	58,101
2,224,000		Sino-Forest Corp., Senior Notes, 9.125% due 8/17/11 (a)	1,990,480
1,400,000		Smurfit Capital Funding PLC, Debentures, 7.500% due 11/20/25	798,000
1,240,000		Verso Paper Holdings LLC, 11.375% due 8/1/16	297,600

		Total Paper & Forest Products	14,288,869

		TOTAL MATERIALS	44,582,099

TELECOMMUNICATION SERVICES - 9.5%
Diversified Telecommunication Services - 5.6%
5,190,000		Axtel SAB de CV, Senior Notes, 7.625% due 2/1/17 (a)	3,451,350
870,000		Cincinnati Bell Telephone Co., Senior Debentures, 6.300% due 12/1/28	595,950
878,000		City Telecom (HK) Ltd., Senior Notes, 8.750% due 2/1/15	618,990
1,550,000		Hawaiian Telcom Communications Inc., Senior Subordinated Notes, 12.500% due 5/1/15 (d)(e)	15,500
3,700,000	EUR	Hellas II, Subordinated Notes, 8.612% due 1/15/15 (a)(c)	859,071
1,000,000		Indosat Finance Co. BV, Senior Bonds, 7.125% due 6/22/12 (a)	882,620
1,650,000		Intelsat Bermuda Ltd., Senior Notes, 11.250% due 6/15/16	1,608,750
2,430,000		Intelsat Corp., Senior Notes, 9.250% due 8/15/14 (a)	2,296,350

See Notes to Schedule of Investments.

LEGG MASON PARTNERS GLOBAL HIGH YIELD BOND FUND

Schedule of Investments (unaudited) (continued)	March 31, 2009

FACE AMOUNT†	SECURITY	VALUE
Diversified Telecommunication Services - 5.6% (continued)
6,300,000	Intelsat Intermediate Holding Co., Ltd., Senior Discount Notes, step bond to yield 11.722% due 2/1/15 (a)	$5,260,500
140,000	Intelsat Jackson Holdings Ltd., Senior Notes, 9.500% due 6/15/16 (a)	132,300
1,765,000	L-3 Communications Corp., Senior Subordinated Notes, 6.375% due 10/15/15	1,672,337
	Level 3 Financing Inc., Senior Notes:
2,785,000	12.250% due 3/15/13	2,102,675
2,605,000	9.250% due 11/1/14	1,810,475
1,875,000	5.474% due 2/15/15 (c)	965,625
2,900,000	Nordic Telephone Co. Holdings, Senior Secured Bonds, 8.875% due 5/1/16 (a)	2,726,000
3,080,000	Vimpel Communications, Loan Participation Notes, Secured Notes, 8.375% due 4/30/13 (a)	2,231,020
520,000	Virgin Media Finance PLC, Senior Notes, 9.125% due 8/15/16	486,200
760,000	Wind Acquisition Finance SA, Senior Bonds, 10.750% due 12/1/15 (a)	756,200
1,691,986	World Access Inc., Senior Notes, 13.250% due 1/15/08 (d)(e)(f)	11,844

	Total Diversified Telecommunication Services	28,483,757

Wireless Telecommunication Services - 3.9%
2,320,000	ALLTEL Communications Inc., Senior Notes, 10.375% due 12/1/17 (a)(b)	2,762,624
	MetroPCS Wireless Inc., Senior Notes:
1,390,000	9.250% due 11/1/14	1,355,250
515,000	9.250% due 11/1/14 (a)	499,550
	Sprint Capital Corp., Senior Notes:
2,600,000	7.625% due 1/30/11	2,418,000
2,815,000	8.375% due 3/15/12	2,547,575
760,000	6.875% due 11/15/28	467,400
7,850,000	8.750% due 3/15/32	5,298,750
	True Move Co., Ltd.:
2,310,000	10.750% due 12/16/13 (a)	1,111,789
7,320,000	Notes, 10.750% due 12/16/13 (a)	3,550,200

	Total Wireless Telecommunication Services	20,011,138

	TOTAL TELECOMMUNICATION SERVICES	48,494,895

UTILITIES - 7.8%
Electric Utilities - 0.7%
2,150,000	EEB International Ltd., Senior Bonds, 8.750% due 10/31/14 (a)	2,010,250
4,260,000	Texas Competitive Electric Holdings Co. LLC, Senior Notes, 10.500% due 11/1/16 (b)	1,597,500

	Total Electric Utilities	3,607,750

Gas Utilities - 0.4%
737,000	Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes, 6.875% due 12/15/13	703,835
1,254,000	Xinao Gas Holdings Ltd., 7.375% due 8/5/12	1,095,970

	Total Gas Utilities	1,799,805

Independent Power Producers & Energy Traders - 6.7%
	AES Corp., Senior Notes:
1,305,000	9.375% due 9/15/10	1,291,950
2,950,000	9.750% due 4/15/16 (a)	2,787,750
2,585,000	8.000% due 10/15/17	2,229,562
	Dynegy Holdings Inc., Senior Notes:
135,000	7.500% due 6/1/15	92,813
6,785,000	7.750% due 6/1/19	4,444,175
	Edison Mission Energy, Senior Notes:
2,365,000	7.500% due 6/15/13	1,880,175
1,015,000	7.750% due 6/15/16	776,475

See Notes to Schedule of Investments.

LEGG MASON PARTNERS GLOBAL HIGH YIELD BOND FUND

Schedule of Investments (unaudited) (continued)	March 31, 2009

FACE AMOUNT†		SECURITY	VALUE
Independent Power Producers & Energy Traders - 6.7% (continued)
1,670,000		7.200% due 5/15/19	$1,169,000
2,025,000		7.625% due 5/15/27	1,225,125
28,450,000		Energy Future Holdings Corp., Senior Notes, 11.250% due 11/1/17 (b)	12,162,375
701,492		Mirant Mid Atlantic LLC, Pass-Through Certificates, 10.060% due 12/30/28	666,417
3,215,000		Mirant North America LLC, Senior Notes, 7.375% due 12/31/13	2,925,650
2,580,000		NRG Energy Inc., Senior Notes, 7.375% due 2/1/16	2,405,850

		Total Independent Power Producers & Energy Traders	34,057,317

		TOTAL UTILITIES	39,464,872

		TOTAL CORPORATE BONDS & NOTES (Cost - $649,987,205)	424,231,500

ASSET-BACKED SECURITY - 0.0%
FINANCIAL - 0.0%
Diversified Financial Services - 0.0%
3,210,025		Airplanes Pass-Through Trust, Subordinated Notes, 10.875% due 3/15/19 (d)(e)(f) (Cost - $3,293,488)	0

COLLATERALIZED SENIOR LOANS - 3.0%
CONSUMER DISCRETIONARY - 1.2%
Auto Components - 0.5%
3,885,484		Allison Transmission Inc., Term Loan B, 5.220% due 8/7/14 (c)	2,594,641

Automobiles - 0.2%
2,000,000		Ford Motor Co., Term Loan, 8.465% due 11/29/13 (c)	963,612

Media - 0.5%
997,455		Idearc Inc., Term Loan B, 3.220% due 11/1/14 (c)	385,267
1,500,000	GBP	Virgin Media Inc., Term Loan B1, 3.625% due 9/30/12 (c)	1,813,798

		Total Media	2,199,065

Textiles, Apparel & Luxury Goods - 0.0%
2,617,546		Simmons Co., Term Loan, 8.345% due 2/15/12 (c)	59,332

		TOTAL CONSUMER DISCRETIONARY	5,816,650

ENERGY - 0.6%
Energy Equipment & Services - 0.5%
4,012,006		Turbo Beta Ltd., Term Loan, 14.500% due 3/15/18 (c)(e)	2,828,464

Oil, Gas & Consumable Fuels - 0.1%
3,000,000		Stallion Oilfield Services, Term Loan, 8.052% due 7/31/12 (c)	442,500

		TOTAL ENERGY	3,270,964

INDUSTRIALS - 0.3%
Electrical Equipment - 0.1%
1,496,167	EUR	Sensata Technologies BV, Euro Term Loan, 4.130% due 4/27/13 (c)	794,016

Trading Companies & Distributors - 0.2%
2,356,739		Penhall International Corp., Term Loan, 10.133% due 4/1/12 (c)	824,859

		TOTAL INDUSTRIALS	1,618,875

INFORMATION TECHNOLOGY - 0.3%
Internet Software & Services - 0.3%
		Eircom:
985,223	EUR	Term Loan, 6.000% due 9/30/15 (c)	851,278
984,827	EUR	Term Loan B, 3.023% due 9/30/14 (c)	850,937

		TOTAL INFORMATION TECHNOLOGY	1,702,215

See Notes to Schedule of Investments.

LEGG MASON PARTNERS GLOBAL HIGH YIELD BOND FUND

Schedule of Investments (unaudited) (continued)	March 31, 2009

FACE AMOUNT†		SECURITY	VALUE
MATERIALS - 0.1%
Containers & Packaging - 0.0%
16,152		Berry Plastics Corp., Senior Term Loan, 8.421% due 6/15/14 (c)	$3,674

Paper & Forest Products - 0.1%
1,149,279		Verso Paper Holdings LLC, Term Loan, 11.771% due 2/1/13 (c)	344,784

		TOTAL MATERIALS	348,458

TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.5%
1,857,923		Wind Acquisition Finance SA, Term Loan, 8.393% due 12/21/11 (c)	1,279,645

1,000,000	EUR	Wind EUR, Term Loan, 5.000% due 11/26/14 (c)	1,160,002

		TOTAL TELECOMMUNICATION SERVICES	2,439,647

		TOTAL COLLATERALIZED SENIOR LOANS (Cost - $25,453,684)	15,196,809

CONVERTIBLE BONDS & NOTES - 1.0%
CONSUMER DISCRETIONARY - 0.5%
Media - 0.5%
4,910,000		Virgin Media Inc., Senior Notes, 6.500% due 11/15/16 (a)	2,663,675

INDUSTRIALS - 0.2%
Marine - 0.2%
2,360,000		Horizon Lines Inc., Senior Notes, 4.250% due 8/15/12	1,141,650

INFORMATION TECHNOLOGY - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
1,220,000		Amkor Technology Inc., Bond, 6.000% due 4/15/14 (a)	1,317,600

		TOTAL CONVERTIBLE BONDS & NOTES (Cost - $5,948,414)	5,122,925

SOVEREIGN BONDS - 3.4%
Brazil - 2.5%
		Brazil Nota do Tesouro Nacional:
17,066,000	BRL	10.000% due 7/1/10	7,401,255
12,757,000	BRL	10.000% due 1/1/12	5,410,131

		Total Brazil	12,811,386

Indonesia - 0.3%
		Republic of Indonesia:
7,064,000,000	IDR	11.000% due 9/15/25	531,740
14,826,000,000	IDR	10.250% due 7/15/27	1,036,791

		Total Indonesia	1,568,531

Russia - 0.6%
3,319,260		Russian Federation, 7.500% due 3/31/30 (a)	3,163,023

		TOTAL SOVEREIGN BONDS (Cost - $18,469,470)	17,542,940

SHARES
COMMON STOCKS - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Household Durables - 0.0%
18,861		Mattress Holding Corp. (e)(f)*	0

INDUSTRIALS - 0.0%
Machinery - 0.0%
20		Glasstech Inc. (e)(f)*	0

See Notes to Schedule of Investments.

LEGG MASON PARTNERS GLOBAL HIGH YIELD BOND FUND

Schedule of Investments (unaudited) (continued)	March 31, 2009

SHARES	SECURITY	VALUE
INFORMATION TECHNOLOGY - 0.0%
Computers & Peripherals - 0.0%
40,557	Axiohm Transaction Solutions Inc. (e)(f)*	$0

TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
10,212	World Access Inc. (e)*	8

	TOTAL COMMON STOCKS (Cost - $182,120)	8

CONVERTIBLE PREFERRED STOCKS - 0.4%
FINANCIALS - 0.4%
Diversified Financial Services - 0.4%
4,630	Bank of America Corp., 7.250% (Cost - $4,641,392)	1,965,435

ESCROWED SHARES - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
2,000,000	Pillowtex Corp. (e)(f)* (Cost - $0)	0

PREFERRED STOCKS - 0.1%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
9,049	CMP Susquehanna Radio Holdings Corp. (a)(f)*	3,846
10	ION Media Networks Inc., Series B, 12.000% (e)(f)*	0

	TOTAL CONSUMER DISCRETIONARY	3,846

FINANCIALS - 0.1%
Consumer Finance - 0.1%
2,300	Preferred Blocker Inc., 7.000% (a)	458,059

Diversified Financial Services - 0.0%
9,787	TCR Holdings Corp., Class B Shares (e)(f)*	0
5,383	TCR Holdings Corp., Class C Shares (e)(f)*	0
14,191	TCR Holdings Corp., Class D Shares (e)(f)*	0
29,362	TCR Holdings Corp., Class E Shares (e)(f)*	0

	Total Diversified Financial Services	0

	TOTAL FINANCIALS	458,059

INDUSTRIALS - 0.0%
Machinery - 0.0%
22	Glasstech Inc. (e)(f)*	0

	TOTAL PREFERRED STOCKS (Cost - $806,783)	461,905

WARRANTS
WARRANTS - 0.0%
10,340	CNB Capital Trust, Expires 3/23/19 (a)(f)*	284
1,250	Leap Wireless International Inc., Expires 4/15/10 (a)(e)(f)*	0

	TOTAL WARRANTS (Cost - $284)	284

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $708,782,840)	464,521,806

See Notes to Schedule of Investments.

LEGG MASON PARTNERS GLOBAL HIGH YIELD BOND FUND

Schedule of Investments (unaudited) (continued)	March 31, 2009

FACE AMOUNT	SECURITY	VALUE
SHORT-TERM INVESTMENT - 1.8%
Repurchase Agreement - 1.8%
$9,142,000	Morgan Stanley tri-party repurchase agreement dated 3/31/09, 0.160% due 4/1/09; Proceeds at maturity - $9,142,041; (Fully collateralized by U.S. government agency obligation, 2.625% due 3/19/12; Market value - $9,337,425) (Cost - $9,142,000)	$9,142,000

	TOTAL INVESTMENTS - 93.2% (Cost - $717,924,840#)	473,663,806
	Other Assets in Excess of Liabilities - 6.8%	34,637,421

	TOTAL NET ASSETS - 100.0%	$508,301,227

*	Non-income producing security.

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Payment-in-kind security for which part of the income earned may be paid as additional principal.

(c)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2009.

(d)	Security is currently in default.

(e)	Illiquid security.

(f)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 1).

(g)	Security has no maturity date. The date shown represents the next call date.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

BRL	— Brazilian Real
EUR	— Euro
GBP	— British Pound
GMAC	— General Motors Acceptance Corp.
IDR	— Indonesian Rupiah

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Global High Yield Bond Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the last quoted bid and asked prices as of the close of business of that market. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Statement of Financial Accounting Standards No. 157 (“FAS 157”) establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

	March 31, 2009	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments in Securities	$473,663,806	$1,965,443	$471,665,190	$33,173
Other Financial Instruments*	(1,171,414)	—	(1,171,414)	—

Total	$472,492,392	$1,965,443	$470,493,776	$33,173

*	Other financial instruments may include written options, futures, swaps and forward contracts.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Notes to Schedule of Investments (unaudited) (continued)

	Investments in Securities
Balance as of December 31, 2008	$1,009,090
Accrued Premiums/Discounts	—
Realized Gain (Loss)	(14,297,331)
Change in unrealized appreciation (depreciation)	14,345,390
Net purchases (sales)	33,154
Transfers in and/or out of Level 3	(1,057,130)

Balance as of March 31, 2009	$33,173

Net unrealized appreciation (depreciation) for investments in securities still held at the reporting date	$(13,548,312	)(1)

(1)

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Forward Foreign Currency Contracts. The Fund may enter into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed.

The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Credit Default Swaps. The Fund may enter into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where a Fund has exposure to a sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of credit default swap agreements on corporate or sovereign issues are disclosed in the Notes to the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.

Notes to Schedule of Investments (unaudited) (continued)

The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty). Credit default swaps are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event. As disclosed in the Fair Values of Derivatives – Balance Sheet table that follows the Fund’s summary of open swap contracts, the aggregate fair value of credit default swaps in a net liability position as of March 31, 2009 was $855,919. If a defined credit event had occurred as of March 31, 2009, the swaps’ credit-risk-related contingent features would have been triggered and the Fund would have been required to pay $5,568,000 less the value of the contracts’ related reference obligations.

Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.

(e) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(f) Loan Participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of set-off against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

(g) Credit and Market Risk. The Fund invests in high yield and emerging market instruments that are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investment in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(h) Other Risk. Consistent with its objective to seek high current income, the Fund may invest in instruments whose values and interest rates are linked to foreign currencies, interest rates, indices or some other financial indicator. The value at maturity or interest rates for these instruments will increase or decrease according to the change in the indicator to which they are indexed.

(i) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At March 31, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$9,175,268
Gross unrealized depreciation	(253,436,302)

Net unrealized depreciation	$(244,261,034)

Notes to Schedule of Investments (unaudited) (continued)

At March 31, 2009, the Fund had the following open forward foreign currency contracts:

Foreign Currency	Local Currency	Market Value	Settlement Date	Unrealized Gain(Loss)
Contracts to Buy:
Euro	500,000	$663,348	5/12/09	$17,188
Euro	850,000	1,127,692	5/12/09	50,173

				67,361

Contracts to Sell:
British Pound	1,170,000	1,676,431	5/12/09	$(34,231)
Euro	11,000,000	14,593,664	5/12/09	(20,864)
Euro	6,850,000	9,087,873	5/12/09	(232,535)
Euro	2,000,000	2,653,393	5/12/09	(5,594)
Euro	500,000	663,348	5/12/09	(22,548)
Euro	650,000	862,353	5/12/09	(39,914)
Euro	1,000,000	1,326,697	5/12/09	(67,787)
Euro	1,850,000	2,454,389	5/12/09	40,617

				$(382,856)

Net Unrealized loss on open forward foreign currency contracts				$(315,495)

At March 31, 2009, the Fund held the following credit default swap contracts:

CREDIT DEFAULT SWAP ON CREDIT INDICES—SELL PROTECTION(1)

SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT(2)	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND‡	MARKET VALUE(3)	UPFRONT PREMIUMS PAID/ (RECEIVED)	UNREALIZED DEPRECIATION
Credit Suisse First Boston Inc. (CDX North America Crossover Index)	$2,784,000	6/20/13	5.00% quarterly	$(762,329)	$(319,833)	$(442,496)
Credit Suisse First Boston Inc. (CDX North America Crossover Index)	2,784,000	6/20/13	5.00% quarterly	(762,329)	(348,906)	(413,423)

Net unrealized depreciation on sales of credit default swaps on credit indices						$(855,919)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

‡	Percentage shown is an annual percentage rate.

Notes to Schedule of Investments (unaudited) (continued)

Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities,” requires enhanced disclosure about an entity’s derivative and hedging activities.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure at March 31, 2009.

Primary Underlying Risk Disclosure	Forward Foreign Currency Contracts		Swap Contracts
	Unrealized Appreciation	Unrealized Depreciation	Unrealized Appreciation	Unrealized Depreciation	Total
Interest Rate Contracts	—	—	—	—	—
Foreign Exchange Contracts	$107,978	$(423,473)	—	—	$(315,495)
Credit Contracts	—	—	—	$(855,919)	(855,919)
Equity Contracts	—	—	—	—	—
Other Contracts	—	—	—	—	—

Total	$107,978	$(423,473)	—	$(855,919)	$(1,171,414)

Notes to Schedule of Investments (unaudited) (continued)

3. Recent Accounting Pronouncement

In April 2009, the Financial Accounting Standards Board (“FASB”) issued FASB Staff Position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”). FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157, when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the Fund’s financial statement disclosures.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/S/ R. JAY GERKEN
R. Jay Gerken Chief Executive Officer

Date: May 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken Chief Executive Officer

Date: May 28, 2009

By	/S/ FRANCES M. GUGGINO
Frances M. Guggino Chief Financial Officer

Date: May 28, 2009